Secured Borrowings (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Aircraft	Dec. 31, 2011
Debt Instruments
Weighted average interest rate	5.18%	4.91%
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412	2,326,110
Other Aircraft Secured Borrowings [Member]
Debt Instruments
Weighted average interest rate	5.54%	5.70%
Outstanding principal balance	280,375	222,195
Unamortized discount	(4,232)	(5,800)
Notes payable, net	276,143	216,395
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 1 [Member]
Debt Instruments
Number of Aircraft Financed	6
Weighted average interest rate	5.81%
Outstanding principal balance	42,090	46,126
Unamortized discount	(3,200)	(4,300)
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 1 [Member] | Minimum [Member]
Debt Instruments
Maturity Date	May 2017
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 1 [Member] | Maximum [Member]
Debt Instruments
Maturity Date	June 2017
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 2 [Member]
Debt Instruments
Number of Aircraft Financed	2
Weighted average interest rate	6.30%
Outstanding principal balance	31,630	34,010
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 2 [Member] | Minimum [Member]
Debt Instruments
Maturity Date	August 2014
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 2 [Member] | Maximum [Member]
Debt Instruments
Maturity Date	December 2015
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 1 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	1.82%
Maturity Date	December 2015
Outstanding principal balance	19,989	20,836
Unamortized discount	(1,000)	(1,500)
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 2 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	6.22%
Maturity Date	December 2017
Outstanding principal balance	16,696	18,000
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 3 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.69%
Maturity Date	December 2016
Outstanding principal balance	14,194
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 4 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.87%
Maturity Date	January 2018
Outstanding principal balance	14,419
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 1 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	6.41%
Maturity Date	December 2018
Outstanding principal balance	26,560	28,343
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 2 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	7.20%
Maturity Date	February 2019
Outstanding principal balance	27,008	28,715
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 3 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.14%
Maturity Date	December 2015
Outstanding principal balance	23,894	26,566
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 4 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.33%
Maturity Date	May 2016
Outstanding principal balance	17,611	19,599
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 5 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	4.32%
Maturity Date	December 2013
Outstanding principal balance	10,909
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 6 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	4.65%
Maturity Date	December 2013
Outstanding principal balance	10,835
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 7 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.12%
Maturity Date	June 2015
Outstanding principal balance	12,267
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 8 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.12%
Maturity Date	June 2015
Outstanding principal balance	$ 12,273